Cost of Revenue (Tables)	6 Months Ended
Sep. 30, 2022
Cost of Revenue [Abstract]
Schedule of cost of revenue
	For the six months ended September 30,
	2022	2021
	US$	US$
Cost of supply chain management platform service	192,681	214,418